Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
Assets:
Derivative assets	¥ 26,069,000,000,000	[1]	¥ 27,575,000,000,000	[1]
Collateralized agreements	17,347,001,000,000		14,115,257,000,000
Other assets
Non-trading debt securities	1,023,746,000,000		920,611,000,000
Other	784,174,000,000		602,159,000,000
Liabilities:
Derivative liabilities	26,068,000,000,000	[1],[2]	27,458,000,000,000	[1],[2]
Short-term borrowings	49,279,000,000		77,036,000,000
Collateralized financing	17,111,999,000,000		15,409,383,000,000
Long-term borrowings	1,984,986,000,000		1,664,536,000,000
Netting [Member]
Assets:
Derivative assets	(23,764,000,000,000)	[3]	(25,684,000,000,000)	[3]
Liabilities:
Derivative liabilities	(24,030,000,000,000)	[2],[3]	(25,636,000,000,000)	[2],[3]
Level 1 [Member]
Assets:
Subtotal, Assets	10,279,000,000,000		8,785,000,000,000
Loans and receivables
Collateralized agreements
Other assets
Non-trading debt securities	406,000,000,000		409,000,000,000
Other	358,000,000,000	[4]	172,000,000,000	[4]
Total Assets	11,043,000,000,000		9,366,000,000,000
Liabilities:
Subtotal, Liabilities	8,568,000,000,000		6,570,000,000,000
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings	134,000,000,000	[5],[6],[7]	114,000,000,000	[5],[6],[7]
Other liabilities	152,000,000,000	[8]	39,000,000,000	[8]
Total Liabilities	8,854,000,000,000		6,723,000,000,000
Level 1 [Member] | Trading liabilities [Member]
Liabilities:
Trading liabilities	7,727,000,000,000		5,740,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Trading liabilities	774,000,000,000		922,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Trading liabilities	3,046,000,000,000		2,151,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Trading liabilities
Level 1 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Trading liabilities	3,831,000,000,000		2,627,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Level 1 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Trading liabilities
Level 1 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Trading liabilities
Level 1 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities:
Trading liabilities
Level 1 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Trading liabilities	76,000,000,000		40,000,000,000
Level 1 [Member] | Derivative liabilities [Member]
Liabilities:
Derivative liabilities	841,000,000,000		830,000,000,000
Level 1 [Member] | Derivative liabilities [Member] | Equity contracts [Member]
Liabilities:
Derivative liabilities	827,000,000,000	[9]	827,000,000,000	[9]
Level 1 [Member] | Derivative liabilities [Member] | Interest rate contracts [Member]
Liabilities:
Derivative liabilities	10,000,000,000	[9]	2,000,000,000	[9]
Level 1 [Member] | Derivative liabilities [Member] | Credit contracts [Member]
Liabilities:
Derivative liabilities	4,000,000,000	[9]	0	[9]
Level 1 [Member] | Derivative liabilities [Member] | Foreign exchange contracts [Member]
Liabilities:
Derivative liabilities			0	[9]
Level 1 [Member] | Derivative liabilities [Member] | Commodity contracts [Member]
Liabilities:
Derivative liabilities	0	[9]	1,000,000,000	[9]
Level 1 [Member] | Derivative liabilities [Member] | Netting [Member]
Liabilities:
Derivative liabilities
Level 1 [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments	9,514,000,000,000		8,057,000,000,000
Level 1 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	2,176,000,000,000	[10],[4]	1,008,000,000,000	[10],[4]
Level 1 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	2,587,000,000,000	[10]	3,331,000,000,000	[10]
Level 1 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	4,615,000,000,000	[10]	3,574,000,000,000	[10]
Level 1 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Level 1 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	136,000,000,000	[10]	144,000,000,000	[10]
Level 1 [Member] | Derivative assets [Member]
Assets:
Derivative assets	765,000,000,000		728,000,000,000
Level 1 [Member] | Derivative assets [Member] | Equity contracts [Member]
Assets:
Derivative assets	750,000,000,000	[9]	723,000,000,000	[9]
Level 1 [Member] | Derivative assets [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	11,000,000,000	[9]	4,000,000,000	[9]
Level 1 [Member] | Derivative assets [Member] | Credit contracts [Member]
Assets:
Derivative assets	4,000,000,000	[9]	0	[9]
Level 1 [Member] | Derivative assets [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Level 1 [Member] | Derivative assets [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[9]	1,000,000,000	[9]
Level 1 [Member] | Derivative assets [Member] | Netting [Member]
Assets:
Derivative assets
Level 2 [Member]
Assets:
Subtotal, Assets	31,655,000,000,000		33,176,000,000,000
Loans and receivables	280,000,000,000	[11]	521,000,000,000	[11]
Collateralized agreements	1,087,000,000,000	[12]	998,000,000,000	[12]
Other assets
Non-trading debt securities	615,000,000,000		508,000,000,000
Other	94,000,000,000	[4]	15,000,000,000	[4]
Total Assets	33,731,000,000,000		35,218,000,000,000
Liabilities:
Subtotal, Liabilities	26,247,000,000,000		27,162,000,000,000
Short-term borrowings	46,000,000,000	[5]	73,000,000,000	[5]
Payables and deposits	0	[13]	0	[13]
Collateralized financing	530,000,000,000	[12]	265,000,000,000	[12]
Long-term borrowings	1,439,000,000,000	[5],[6],[7]	1,263,000,000,000	[5],[6],[7]
Other liabilities	86,000,000,000	[8]	11,000,000,000	[8]
Total Liabilities	28,348,000,000,000		28,774,000,000,000
Level 2 [Member] | Trading liabilities [Member]
Liabilities:
Trading liabilities	1,229,000,000,000		866,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Trading liabilities	132,000,000,000		87,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Trading liabilities
Level 2 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Trading liabilities			0
Level 2 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Trading liabilities	688,000,000,000		477,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	396,000,000,000		288,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Trading liabilities			1,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Trading liabilities	1,000,000,000		1,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities:
Trading liabilities	0
Level 2 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Trading liabilities	12,000,000,000		12,000,000,000
Level 2 [Member] | Derivative liabilities [Member]
Liabilities:
Derivative liabilities	25,018,000,000,000		26,296,000,000,000
Level 2 [Member] | Derivative liabilities [Member] | Equity contracts [Member]
Liabilities:
Derivative liabilities	1,368,000,000,000	[9]	1,118,000,000,000	[9]
Level 2 [Member] | Derivative liabilities [Member] | Interest rate contracts [Member]
Liabilities:
Derivative liabilities	19,142,000,000,000	[9]	21,312,000,000,000	[9]
Level 2 [Member] | Derivative liabilities [Member] | Credit contracts [Member]
Liabilities:
Derivative liabilities	1,582,000,000,000	[9]	1,871,000,000,000	[9]
Level 2 [Member] | Derivative liabilities [Member] | Foreign exchange contracts [Member]
Liabilities:
Derivative liabilities	2,926,000,000,000	[9]	1,994,000,000,000	[9]
Level 2 [Member] | Derivative liabilities [Member] | Commodity contracts [Member]
Liabilities:
Derivative liabilities	0	[9]	1,000,000,000	[9]
Level 2 [Member] | Derivative liabilities [Member] | Netting [Member]
Liabilities:
Derivative liabilities
Level 2 [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments	6,594,000,000,000		6,697,000,000,000
Level 2 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	655,000,000,000	[10],[4]	720,000,000,000	[10],[4]
Level 2 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Level 2 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Level 2 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	192,000,000,000	[10]	72,000,000,000	[10]
Level 2 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	1,378,000,000,000	[10]	1,466,000,000,000	[10]
Level 2 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	1,735,000,000,000	[10]	1,375,000,000,000	[10]
Level 2 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	156,000,000,000	[10]	161,000,000,000	[10]
Level 2 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	2,221,000,000,000	[10]	2,720,000,000,000	[10]
Level 2 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Level 2 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	170,000,000,000	[10],[14]	138,000,000,000	[10],[14]
Level 2 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	87,000,000,000	[10]	45,000,000,000	[10]
Level 2 [Member] | Derivative assets [Member]
Assets:
Derivative assets	25,061,000,000,000		26,479,000,000,000
Level 2 [Member] | Derivative assets [Member] | Equity contracts [Member]
Assets:
Derivative assets	1,102,000,000,000	[9]	1,058,000,000,000	[9]
Level 2 [Member] | Derivative assets [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	19,398,000,000,000	[9]	21,621,000,000,000	[9]
Level 2 [Member] | Derivative assets [Member] | Credit contracts [Member]
Assets:
Derivative assets	1,268,000,000,000	[9]	1,706,000,000,000	[9]
Level 2 [Member] | Derivative assets [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	3,293,000,000,000	[9]	2,094,000,000,000	[9]
Level 2 [Member] | Derivative assets [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[9]	0	[9]
Level 2 [Member] | Derivative assets [Member] | Netting [Member]
Assets:
Derivative assets
Level 3 [Member]
Assets:
Subtotal, Assets	544,000,000,000		847,000,000,000
Loans and receivables	26,000,000,000	[11]	3,000,000,000	[11]
Collateralized agreements
Other assets
Non-trading debt securities	3,000,000,000		4,000,000,000
Other	56,000,000,000	[15],[4]	60,000,000,000	[15],[4]
Total Assets	629,000,000,000		914,000,000,000
Liabilities:
Subtotal, Liabilities	262,000,000,000		395,000,000,000
Short-term borrowings	3,000,000,000	[5]	4,000,000,000	[5]
Payables and deposits	0	[13]	1,000,000,000	[13]
Collateralized financing
Long-term borrowings	394,000,000,000	[5],[6],[7]	222,000,000,000	[5],[6],[7]
Other liabilities			0	[8]
Total Liabilities	659,000,000,000		622,000,000,000
Level 3 [Member] | Trading liabilities [Member]
Liabilities:
Trading liabilities	1,000,000,000		0
Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Trading liabilities	1,000,000,000		0
Level 3 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	0		0
Level 3 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Trading liabilities
Level 3 [Member] | Derivative liabilities [Member]
Liabilities:
Derivative liabilities	261,000,000,000		395,000,000,000
Level 3 [Member] | Derivative liabilities [Member] | Equity contracts [Member]
Liabilities:
Derivative liabilities	59,000,000,000	[9]	71,000,000,000	[9]
Level 3 [Member] | Derivative liabilities [Member] | Interest rate contracts [Member]
Liabilities:
Derivative liabilities	151,000,000,000	[9]	202,000,000,000	[9]
Level 3 [Member] | Derivative liabilities [Member] | Credit contracts [Member]
Liabilities:
Derivative liabilities	37,000,000,000	[9]	108,000,000,000	[9]
Level 3 [Member] | Derivative liabilities [Member] | Foreign exchange contracts [Member]
Liabilities:
Derivative liabilities	14,000,000,000	[9]	14,000,000,000	[9]
Level 3 [Member] | Derivative liabilities [Member] | Commodity contracts [Member]
Liabilities:
Derivative liabilities	0	[9]	0	[9]
Level 3 [Member] | Derivative liabilities [Member] | Netting [Member]
Liabilities:
Derivative liabilities
Level 3 [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments	301,000,000,000		479,000,000,000
Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	68,000,000,000	[10],[4]	129,000,000,000	[10],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	42,000,000,000	[10],[4]	87,000,000,000	[10],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments			0
Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	26,000,000,000	[10]	91,000,000,000	[10]
Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	116,000,000,000	[10]	69,000,000,000	[10]
Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[10]	6,000,000,000	[10]
Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[10]	4,000,000,000	[10]
Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	0	[10]	68,000,000,000	[10]
Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	13,000,000,000	[10],[14]	12,000,000,000	[10],[14]
Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	30,000,000,000	[10]	13,000,000,000	[10]
Level 3 [Member] | Derivative assets [Member]
Assets:
Derivative assets	243,000,000,000		368,000,000,000
Level 3 [Member] | Derivative assets [Member] | Equity contracts [Member]
Assets:
Derivative assets	70,000,000,000	[9]	76,000,000,000	[9]
Level 3 [Member] | Derivative assets [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	112,000,000,000	[9]	148,000,000,000	[9]
Level 3 [Member] | Derivative assets [Member] | Credit contracts [Member]
Assets:
Derivative assets	42,000,000,000	[9]	133,000,000,000	[9]
Level 3 [Member] | Derivative assets [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	19,000,000,000	[9]	11,000,000,000	[9]
Level 3 [Member] | Derivative assets [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[9]	0	[9]
Level 3 [Member] | Derivative assets [Member] | Netting [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member]
Assets:
Subtotal, Assets	(23,764,000,000,000)	[16]	(25,684,000,000,000)	[16]
Loans and receivables
Collateralized agreements
Other assets
Non-trading debt securities
Other
Total Assets	(23,764,000,000,000)	[16]	(25,684,000,000,000)	[16]
Liabilities:
Subtotal, Liabilities	(24,030,000,000,000)	[16]	(25,636,000,000,000)	[16]
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings
Other liabilities
Total Liabilities	(24,030,000,000,000)	[16]	(25,636,000,000,000)	[16]
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Trading liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member]
Liabilities:
Derivative liabilities	(24,030,000,000,000)	[16]	(25,636,000,000,000)	[16]
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Equity contracts [Member]
Liabilities:
Derivative liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Interest rate contracts [Member]
Liabilities:
Derivative liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Credit contracts [Member]
Liabilities:
Derivative liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Foreign exchange contracts [Member]
Liabilities:
Derivative liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Commodity contracts [Member]
Liabilities:
Derivative liabilities
Counterparty and Cash Collateral Netting [Member] | Derivative liabilities [Member] | Netting [Member]
Liabilities:
Derivative liabilities	(24,030,000,000,000)	[16],[9]	(25,636,000,000,000)	[16],[9]
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member]
Assets:
Derivative assets	(23,764,000,000,000)	[16]	(25,684,000,000,000)	[16]
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Equity contracts [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Interest rate contracts [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Credit contracts [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Commodity contracts [Member]
Assets:
Derivative assets
Counterparty and Cash Collateral Netting [Member] | Derivative assets [Member] | Netting [Member]
Assets:
Derivative assets	(23,764,000,000,000)	[16],[9]	(25,684,000,000,000)	[16],[9]
Balance of financial instruments [Member]
Assets:
Derivative assets	2,305,000,000,000	[17]	1,891,000,000,000	[17]
Subtotal, Assets	18,714,000,000,000		17,124,000,000,000
Loans and receivables	306,000,000,000	[11]	524,000,000,000	[11]
Collateralized agreements	1,087,000,000,000	[12]	998,000,000,000	[12]
Other assets
Non-trading debt securities	1,024,000,000,000		921,000,000,000
Other	508,000,000,000	[4]	247,000,000,000	[4]
Total Assets	21,639,000,000,000		19,814,000,000,000
Liabilities:
Derivative liabilities	2,038,000,000,000	[17],[2]	1,822,000,000,000	[17],[2]
Subtotal, Liabilities	11,047,000,000,000		8,491,000,000,000
Short-term borrowings	49,000,000,000	[5]	77,000,000,000	[5]
Payables and deposits	0	[13]	1,000,000,000	[13]
Collateralized financing	530,000,000,000	[12]	265,000,000,000	[12]
Long-term borrowings	1,967,000,000,000	[5],[6],[7]	1,599,000,000,000	[5],[6],[7]
Other liabilities	238,000,000,000	[8]	50,000,000,000	[8]
Total Liabilities	13,831,000,000,000		10,483,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member]
Liabilities:
Trading liabilities	8,957,000,000,000		6,606,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Trading liabilities	907,000,000,000		1,009,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Trading liabilities	3,046,000,000,000		2,151,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Trading liabilities			0
Balance of financial instruments [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Trading liabilities	4,519,000,000,000		3,104,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	396,000,000,000		288,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Trading liabilities			1,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Trading liabilities	1,000,000,000		1,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities:
Trading liabilities	0
Balance of financial instruments [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Trading liabilities	88,000,000,000		52,000,000,000
Balance of financial instruments [Member] | Derivative liabilities [Member]
Liabilities:
Derivative liabilities	2,090,000,000,000		1,885,000,000,000
Balance of financial instruments [Member] | Derivative liabilities [Member] | Equity contracts [Member]
Liabilities:
Derivative liabilities	2,254,000,000,000	[9]	2,016,000,000,000	[9]
Balance of financial instruments [Member] | Derivative liabilities [Member] | Interest rate contracts [Member]
Liabilities:
Derivative liabilities	19,303,000,000,000	[9]	21,516,000,000,000	[9]
Balance of financial instruments [Member] | Derivative liabilities [Member] | Credit contracts [Member]
Liabilities:
Derivative liabilities	1,623,000,000,000	[9]	1,979,000,000,000	[9]
Balance of financial instruments [Member] | Derivative liabilities [Member] | Foreign exchange contracts [Member]
Liabilities:
Derivative liabilities	2,940,000,000,000	[9]	2,008,000,000,000	[9]
Balance of financial instruments [Member] | Derivative liabilities [Member] | Commodity contracts [Member]
Liabilities:
Derivative liabilities	0	[9]	2,000,000,000	[9]
Balance of financial instruments [Member] | Derivative liabilities [Member] | Netting [Member]
Liabilities:
Derivative liabilities	(24,030,000,000,000)	[9]	(25,636,000,000,000)	[9]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member]
Assets:
Trading assets and private equity investments	16,409,000,000,000		15,233,000,000,000
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	2,899,000,000,000	[10],[4]	1,857,000,000,000	[10],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	42,000,000,000	[10],[4]	87,000,000,000	[10],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	2,587,000,000,000	[10]	3,331,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	192,000,000,000	[10]	72,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	6,019,000,000,000	[10]	5,131,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	1,851,000,000,000	[10]	1,444,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	159,000,000,000	[10]	167,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	2,224,000,000,000	[10]	2,724,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	0	[10]	68,000,000,000	[10]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	183,000,000,000	[10],[14]	150,000,000,000	[10],[14]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	253,000,000,000	[10]	202,000,000,000	[10]
Balance of financial instruments [Member] | Derivative assets [Member]
Assets:
Derivative assets	2,305,000,000,000		1,891,000,000,000
Balance of financial instruments [Member] | Derivative assets [Member] | Equity contracts [Member]
Assets:
Derivative assets	1,922,000,000,000	[9]	1,857,000,000,000	[9]
Balance of financial instruments [Member] | Derivative assets [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	19,521,000,000,000	[9]	21,773,000,000,000	[9]
Balance of financial instruments [Member] | Derivative assets [Member] | Credit contracts [Member]
Assets:
Derivative assets	1,314,000,000,000	[9]	1,839,000,000,000	[9]
Balance of financial instruments [Member] | Derivative assets [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	3,312,000,000,000	[9]	2,105,000,000,000	[9]
Balance of financial instruments [Member] | Derivative assets [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[9]	1,000,000,000	[9]
Balance of financial instruments [Member] | Derivative assets [Member] | Netting [Member]
Assets:
Derivative assets	¥ (23,764,000,000,000)	[9]	¥ (25,684,000,000,000)	[9]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2013, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \ 660 billion and \855 billion, respectively. As of March 31, 2014, the gross balance of such derivative assets and derivative liabilities was \744 billion and \808 billion, respectively.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of \985 billion of cash collateral receivables against net derivative liabilities and \1,033 billion of cash collateral payables against net derivative assets. As of March 31, 2014, Nomura offset a total of \1,283 billion of cash collateral receivables against net derivative liabilities and \1,017 billion of cash collateral payables against net derivative assets.
[4]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[5]	Includes structured notes for which the fair value option is elected.
[6]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[7]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[8]	Includes loan commitments for which the fair value option is elected.
[9]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[10]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[11]	Includes loans for which the fair value option is elected.
[12]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[13]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[14]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[15]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.
[16]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[17]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.